Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Technology ETF - Fidelity Disruptive Technology ETF	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Annual Return 2021	9.93%
Annual Return 2022	(47.50%)
Annual Return 2023	55.54%